STOCKHOLDERS' EQUITY - Dividends Declared and Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Dividends declared to common stockholders	$ 635	$ 651	$ 652
Dividends paid to common stockholders	$ 635	$ 651	$ 652